Amount Due From Shareholder	12 Months Ended
Dec. 31, 2025
Amount Due From Shareholder [Abstract]
AMOUNT DUE FROM SHAREHOLDER

NOTE 6 — AMOUNT DUE FROM SHAREHOLDER

Amount due from shareholder consisted of the following:

	As of December 31,
	2024	2025
	US$’000	US$’000
Amount due from shareholder – Mega Origin	152	95
	152	95

Amount due from shareholder represents payments made by the Company on behalf of the shareholder, Mega Origin, our controlling shareholder, during the financial years. The amounts are non-trade in nature, unsecured, interest-free and recoverable on demand.